BORROWINGS (Current and non-current information on borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Borrowings [abstract]
Bank borrowings, undiscounted cash flows, non-current	$ 1,639,604	$ 1,648,124
Less: debt issue costs, non-current	(10,712)	(11,023)
Non-current borrowings	1,628,892	1,637,101
Bank borrowings, undiscounted cash flows, current	564,497	404,390
Less: debt issue costs, current	(4,715)	(4,534)
Current borrowings	559,782	399,856
Total Borrowings	$ 2,188,674	$ 2,036,957